SHARE OPTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares	Dec. 31, 2019 USD ($) Share $ / shares	Dec. 31, 2018 Share
Disclosure of classes of share capital [line items]
Weighted-average remaining contractual life of options outstanding	4 years 4 months 6 days	5 years 3 months 25 days
Share based payments charge | $	$ 1,111,000	$ 816,000	$ 839,000
Share based payments capitalised in intangible development project assets | $	11,000	24,000	80,000
Continuing operations | $	$ 1,100,000	$ 792,000	$ 758,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of options to purchase | shares	18,727,990
Number of Options | Share	18,727,990	19,485,990	12,303,990	10,908,200
Opening share price	$ 0.95	$ 0.27	$ 0.57
Closing share price	0.36	$ 0.95	$ 0.26
Average share price	$ 0.77
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of Options | Share	4,681,998	4,871,498	3,075,998	2,727,050
Opening share price	$ 3.81	$ 1.07	$ 2.29
Closing share price	1.43	$ 3.81	$ 1.03
Average share price	$ 3.07